UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08603

Name of Fund:   BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Debt

            Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Chemicals — 0.1%
GEO Speciality Chemicals, Inc. (a)		339,340	$288,439
Containers & Packaging — 0.2%
Smurfit Kappa Group PLC		36,342	862,987
Diversified Financial Services — 0.9%
Kcad Holdings I Ltd. (a)		756,012,055	4,309,269
Electrical Equipment — 0.0%
Medis Technologies, Ltd. (a)		286,757	3
Hotels, Restaurants & Leisure — 0.0%
HRP PIK Corp., Class B (a)(b)		5,000	—
Metals & Mining — 0.1%
Euramax International		2,337	560,952
Paper & Forest Products — 1.0%
Ainsworth Lumber Co., Ltd. (a)		544,427	1,971,304
Ainsworth Lumber Co., Ltd. (a)(b)(c)		504,922	1,820,781
NewPage Corp. (a)		9,120	775,200
Western Forest Products, Inc. (a)		211,149	337,822

			4,905,107
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,707	51,790
Software — 0.3%
HMH Holdings/EduMedia (a)		93,855	1,454,752
Specialty Retail — 0.0%
Movie Gallery, Inc. (a)		503,737	5
Total Common Stocks — 2.6%			12,433,304

Asset-Backed Securities	Par (000)
ACAS CLO Ltd., Series 2013-1A, Class D, 3.84%, 4/20/25 (b)(d)	USD	500	477,500
ALM Loan Funding (b)(d):
Series 2013-7R2A, Class B, 2.86%, 4/24/24		625	605,125
Series 2013-7RA, Class C, 3.71%, 4/24/24		1,750	1,693,300
Series 2013-7RA, Class D, 5.26%, 4/24/24		750	689,775
Atrium CDO Corp., Series 9A, Class D, 3.74%, 2/28/24 (b)(d)		1,050	1,004,325
Asset-Backed Securities	Par (000)		Value
Carlyle Global Market Strategies CLO Ltd. (b)(d):
Series 2012-4A, Class D, 4.74%, 1/20/25	USD	600	$607,146
Series 2013-1A, Class C, 4.24%, 2/14/25		250	247,625
Cavalry CLO II, Series 2A, Class D, 4.24%, 1/17/24 (b)(d)		500	490,000
CFIP CLO Ltd., Series 2013-1A, Class D, 3.99%, 4/20/24 (b)(d)		1,000	960,960
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.24%, 4/20/23 (b)(d)		765	758,803
Highbridge Loan Management Ltd., Series 2012-1A, Class C, 5.25%, 9/20/22 (b)(d)		1,200	1,204,200
LCM IX LP, Series 9A, Class E, 4.44%, 7/14/22 (b)(d)		1,000	940,500
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.80%, 10/23/25 (b)(d)		305	289,628
Neuberger Berman CLO XV, Series 2013-15A, Class C, 3.10%, 10/15/25 (b)(d)		750	722,835
OZLM Funding Ltd., Series 2012-2A, Class C, 4.59%, 10/30/23 (b)(d)		500	495,400
Total Asset-Backed Securities — 2.4%			11,187,122

Corporate Bonds
Aerospace & Defense — 0.7%
DigitalGlobe, Inc., 5.25%, 2/01/21 (b)		666	649,350
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		715	779,350
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,364	1,476,530
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		247	256,838

			3,162,068
Airlines — 1.1%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (b)		469	466,655
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		1,485	1,536,975
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		163	184,446

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Airlines (concluded)
United Continental Holdings, Inc., 6.00%, 12/01/20	USD	685	$681,575
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		1,530	1,487,925
Virgin Australia Trust, Series 2013-1, Class C, 7.13%, 10/23/18 (b)		895	898,284

			5,255,860
Auto Components — 1.9%
Affinia Group, Inc., 7.75%, 5/01/21 (b)		790	825,550
Brighthouse Group PLC, 7.88%, 5/15/18	GBP	100	168,539
Delphi Corp., 6.13%, 5/15/21	USD	250	275,000
Icahn Enterprises LP/Icahn Enterprise Finance Corp.:
7.75%, 1/15/16		220	225,500
8.00%, 1/15/18		4,035	4,211,531
Jaguar Land Rover Automotive PLC:
8.25%, 3/15/20	GBP	392	723,212
5.63%, 2/01/23 (b)	USD	425	421,813
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (b)		310	322,400
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	100	137,762
Schaeffler Holding Finance BV (c):
6.88%, 8/15/18		270	391,457
6.88%, 8/15/18 (b)	USD	785	836,025
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		175	248,881
Titan International, Inc., 6.88%, 10/01/20 (b)		400	413,000
Venture Holdings Co. LLC (a)(e):
12.00%, 7/01/49		4,450	—
Series B, 9.50%, 7/01/05		1,800	—

			9,200,670
Automobiles — 0.4%
Ford Motor Co., 4.25%, 11/15/16 (f)		314	635,261
General Motors Co. (b):
4.88%, 10/02/23		330	332,063
6.25%, 10/02/43		905	918,575

			1,885,899
Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17		57	66,049
Corporate Bonds	Par (000)		Value
Building Products — 1.2%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)	USD	300	$303,750
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)		639	662,962
Building Materials Corp. of America (b):
7.00%, 2/15/20		1,000	1,075,000
6.75%, 5/01/21		590	635,725
Cemex SAB de CV, 5.88%, 3/25/19 (b)		260	254,800
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		740	771,450
Momentive Performance Materials, Inc., 8.88%, 10/15/20		375	394,688
Texas Industries, Inc., 9.25%, 8/15/20		378	414,855
USG Corp., 9.75%, 1/15/18		980	1,146,600

			5,659,830
Capital Markets — 0.4%
American Capital Ltd., 6.50%, 9/15/18 (b)		705	730,556
E*Trade Financial Corp., 0.00%, 8/31/19 (b)(f)(g)		593	1,027,373
KCG Holdings, Inc., 8.25%, 6/15/18 (b)		173	177,974

			1,935,903
Chemicals — 2.9%
Ashland, Inc., 3.88%, 4/15/18		475	477,375
Chemtura Corp., 5.75%, 7/15/21		145	146,813
Ciech Group Financing AB, 9.50%, 11/30/19	EUR	130	199,829
GEO Specialty Chemicals, Inc., 7.50%, 3/31/15 (b)	USD	4,171	9,217,439
Huntsman International LLC, 8.63%, 3/15/21		735	823,200
INEOS Finance PLC, 7.50%, 5/01/20 (b)		295	323,025
INEOS Group Holdings SA:
6.13%, 8/15/18 (b)		485	488,031
6.50%, 8/15/18	EUR	224	309,308
LSB Industries, Inc., 7.75%, 8/01/19 (b)	USD	218	227,265
Nufarm Australia, Ltd., 6.38%, 10/15/19 (b)		225	232,875
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (b)		800	884,000
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (b)		188	188,705

2	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Solvay Finance SA, 4.20% (d)(h)	EUR	260	$357,104
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 5.75%, 2/01/21		100	140,989

			14,015,958
Commercial Banks — 0.9%
Bilbao Luxembourg SA, 10.50%, 12/01/18 (c)		100	133,162
CIT Group, Inc.:
5.00%, 5/15/17	USD	620	661,850
6.63%, 4/01/18 (b)		120	135,600
5.50%, 2/15/19 (b)		1,886	2,032,165
GLP Capital LP/GLP Financing II, Inc. (b):
4.38%, 11/01/18		257	262,140
4.88%, 11/01/20		331	330,173
Lloyds Bank PLC, 11.88%, 12/16/21 (d)	EUR	32	53,917
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)	USD	160	160,000
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/01/23		369	367,155

			4,136,162
Commercial Services & Supplies — 2.4%
ACCO Brands Corp., 6.75%, 4/30/20		212	211,205
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		206	217,845
The ADT Corp., 6.25%, 10/15/21 (b)		291	303,731
ARAMARK Corp., 5.75%, 3/15/20 (b)		1,052	1,096,710
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 (b)		629	653,011
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		55	58,786
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18		216	219,780
Covanta Holding Corp., 6.38%, 10/01/22		800	824,374
EC Finance PLC, 9.75%, 8/01/17	EUR	60	89,069
The Geo Group, Inc., 5.88%, 1/15/22 (b)	USD	245	245,000
Interactive Data Corp., 10.25%, 8/01/18		1,545	1,740,133
Mobile Mini, Inc., 7.88%, 12/01/20		640	705,600
United Rentals North America, Inc.:
5.75%, 7/15/18		877	941,679
Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
United Rentals North America, Inc. (concluded):
7.38%, 5/15/20	USD	435	$486,113
7.63%, 4/15/22		2,328	2,607,360
Verisure Holding AB:
8.75%, 9/01/18	EUR	178	264,844
8.75%, 12/01/18		149	217,747
West Corp., 8.63%, 10/01/18	USD	315	342,956

			11,225,943
Communications Equipment — 0.9%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20 (b)		1,090	1,099,538
Avaya, Inc., 7.00%, 4/01/19 (b)		240	233,400
CommScope Holding Co., Inc., 6.63%, 6/01/20 (b)(c)		435	450,225
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		1,000	1,102,500
10.13%, 7/01/20		1,020	1,178,100

			4,063,763
Construction & Engineering — 0.2%
Astaldi SpA, 7.13%, 12/01/20 (i)	EUR	200	282,440
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)	USD	200	209,500
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (b)		230	220,800

			712,740
Construction Materials — 1.4%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	106	161,372
HD Supply, Inc.:
8.13%, 4/15/19 (j)	USD	2,938	3,279,542
11.00%, 4/15/20		556	660,250
7.50%, 7/15/20		2,092	2,217,520
HeidelbergCement Finance Luxembourg SA, 7.50%, 4/03/20	EUR	46	76,412
Lafarge SA, 4.75%, 9/30/20		180	256,334

			6,651,430
Consumer Discretionary — 0.1%
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)	USD	442	450,840
Consumer Finance — 0.2%
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		280	302,999
6.63%, 8/15/17		148	172,864

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Consumer Finance (concluded)
IVS F. SpA, 7.13%, 4/01/20	EUR	170	$237,348
Springleaf Finance Corp. (b):
7.75%, 10/01/21	USD	37	39,312
8.25%, 10/01/23		68	73,100

			825,623
Containers & Packaging — 0.5%
Ardagh Packaging Finance PLC, 7.38%, 10/15/17	EUR	100	145,392
Ball Corp., 6.75%, 9/15/20	USD	310	337,125
Berry Plastics Corp., 9.75%, 1/15/21		210	244,388
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	1,243	1,688,989
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	USD	103	111,240

			2,527,134
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17		615	658,050
Diversified Consumer Services — 0.7%
APX Group, Inc.:
6.38%, 12/01/19		613	619,130
8.75%, 12/01/20		979	1,005,923
Garda World Security Corp., 7.25%, 11/15/21 (b)		199	201,985
Laureate Education, Inc., 9.25%, 9/01/19 (b)		1,025	1,122,375
Rent-A-Center, Inc., 4.75%, 5/01/21		494	463,125

			3,412,538
Diversified Financial Services — 3.8%
Aircastle Ltd., 6.25%, 12/01/19		261	281,880
Ally Financial, Inc.:
7.50%, 12/31/13		90	90,360
8.30%, 2/12/15		1,330	1,436,400
7.50%, 9/15/20		1,990	2,333,275
8.00%, 11/01/31		2,634	3,134,062
Co-Operative Group Ltd., 6.88%, 7/08/20	GBP	240	399,580
DPL, Inc.:
6.50%, 10/15/16	USD	50	54,000
7.25%, 10/15/21		130	132,600
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	400	703,609
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)	USD	415	430,044
Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (b)	USD	462	$456,225
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		1,943	2,079,010
9.00%, 4/15/19		195	208,650
9.88%, 8/15/19		1,015	1,126,650
5.75%, 10/15/20		3,640	3,731,000
6.88%, 2/15/21		515	556,200
8.25%, 2/15/21		169	177,873
WMG Acquisition Corp., 11.50%, 10/01/18		544	629,680

			17,961,098
Diversified Telecommunication Services — 1.8%
CenturyLink, Inc., Series V, 5.63%, 4/01/20		653	664,427
Level 3 Communications, Inc., 8.88%, 6/01/19		520	570,050
Level 3 Financing, Inc.:
3.83%, 1/15/18 (b)(d)		426	429,195
8.13%, 7/01/19		2,902	3,177,690
7.00%, 6/01/20		340	360,400
6.13%, 1/15/21 (b)		1,217	1,235,255
Telecom Italia SpA:
6.38%, 6/24/19	GBP	150	254,330
4.88%, 9/25/20	EUR	135	184,463
5.88%, 5/19/23	GBP	300	465,617
Series TIT, 6.13%, 11/15/16	EUR	200	278,310
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		119	170,623
6.75%, 8/15/24		222	318,908
Windstream Corp., 7.75%, 10/15/20	USD	29	31,030
Ziggo BV, 3.63%, 3/27/20	EUR	357	485,092

			8,625,390
Electric Utilities — 0.2%
Homer City Generation LP (c):
8.14%, 10/01/19	USD	250	258,125
8.73%, 10/01/26		360	369,900
Mirant Mid Atlantic Pass-Through Trust B, Series B, 9.13%, 6/30/17		378	398,807

			1,026,832
Electrical Equipment — 0.2%
General Cable Corp., 6.50%, 10/01/22 (b)		670	663,300
Techem GmbH, 6.13%, 10/01/19	EUR	200	294,860

4	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electrical Equipment (concluded)
Trionista TopCo GmbH, 6.88%, 4/30/21	EUR	100	$142,144

			1,100,304
Energy Equipment & Services — 2.4%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)	USD	1,396	1,413,450
CGG, 6.50%, 6/01/21		1,000	1,027,500
Gulfmark Offshore, Inc., 6.38%, 3/15/22		130	131,950
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		265	272,950
MEG Energy Corp. (b):
6.50%, 3/15/21		1,518	1,578,720
7.00%, 3/31/24		623	635,460
Oil States International, Inc.:
6.50%, 6/01/19		1,319	1,403,086
5.13%, 1/15/23		653	732,993
Peabody Energy Corp.:
6.00%, 11/15/18		985	1,046,562
6.25%, 11/15/21		975	996,937
Precision Drilling Corp.:
6.63%, 11/15/20		125	133,438
6.50%, 12/15/21		505	539,088
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)		377	386,425
Seadrill Ltd., 5.63%, 9/15/17 (b)		783	804,533
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	302	416,554

			11,519,646
Food & Staples Retailing — 0.2%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	192	335,376
8.75%, 6/15/20		100	178,766
R&R Ice Cream PLC, 9.25%, 5/15/18 (c)	EUR	100	139,956
Rite Aid Corp., 9.25%, 3/15/20	USD	435	501,881

			1,155,979
Food Products — 0.3%
Findus Bondco SA:
9.13%, 7/01/18	EUR	133	197,889
9.50%, 7/01/18	GBP	100	177,539
Post Holdings, Inc., 6.75%, 12/01/21 (b)	USD	181	184,620
Smithfield Foods, Inc., 6.63%, 8/15/22		554	585,162
Sun Merger Sub, Inc. (b):
5.25%, 8/01/18		150	156,750
5.88%, 8/01/21		140	144,900
Corporate Bonds	Par (000)		Value
Food Products (concluded)
Univeg Holding BV, 7.88%, 11/15/20	EUR	100	$135,201

			1,582,061
Gas Utilities — 0.3%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 7.88%, 10/15/18	USD	1,095	1,188,075
Health Care Equipment & Supplies — 0.7%
Biomet, Inc.:
6.50%, 8/01/20		1,211	1,283,660
6.50%, 10/01/20		753	783,120
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		295	323,025
IDH Finance PLC, 6.00%, 12/01/18	GBP	103	170,646
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19	USD	232	256,360
Teleflex, Inc., 6.88%, 6/01/19		475	498,750

			3,315,561
Health Care Providers & Services — 1.7%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19		700	752,500
6.00%, 10/15/21 (b)		168	172,200
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		345	358,800
Crown Newco 3 PLC:
7.00%, 2/15/18	GBP	194	332,282
7.00%, 2/15/18 (b)		108	184,982
HCA, Inc.:
7.88%, 2/15/20	USD	1,245	1,343,044
7.25%, 9/15/20		270	294,975
Hologic, Inc., 6.25%, 8/01/20		977	1,030,735
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (b)(i)		173	173,865
Tenet Healthcare Corp.:
6.25%, 11/01/18		814	891,330
8.00%, 8/01/20		560	610,400
6.00%, 10/01/20 (b)		334	349,030
4.38%, 10/01/21 (b)		617	579,980
8.13%, 4/01/22		866	939,610

			8,013,733
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		3,205	3,781,900

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure — 2.3%
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)	USD	260	$269,100
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	1,744	2,494,160
Diamond Resorts Corp., 12.00%, 8/15/18	USD	1,040	1,154,400
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	235	336,906
HRP Myrtle Beach Holdings LLC, 14.50%, 4/01/14 (a)(b)(e)	USD	6,892	1
HRP Myrtle Beach Operations LLC (a)(e):
12.50%, 4/01/14		5,000	1
0.00%, 12/31/49		5,000	1
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	345	508,047
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	50	53,500
5.88%, 3/15/21		211	204,670
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)		609	596,820
Playa Resorts Holding BV, 8.00%, 8/15/20 (b)		150	157,500
PNK Finance Corp., 6.38%, 8/01/21 (b)		375	387,187
Sabre, Inc., 8.50%, 5/15/19 (b)		577	638,306
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		412	403,760
Snai SpA, 7.63%, 6/15/18 (i)	EUR	145	200,277
Station Casinos LLC, 7.50%, 3/01/21	USD	1,618	1,727,215
Travelport LLC/Travelport Holdings, Inc., 6.36%, 3/01/16 (b)(d)		883	880,644
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(e)		530	—
The Unique Pub Finance Co. PLC, Series A3, 6.54%, 3/30/21	GBP	300	511,753
Vougeot Bidco PLC, 7.88%, 7/15/20		103	178,651
Wynn Macau Ltd., 5.25%, 10/15/21 (b)	USD	311	314,110

			11,017,009
Household Durables — 1.6%
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18	EUR	280	414,706
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)	USD	366	358,680
Corporate Bonds	Par (000)		Value
Household Durables (concluded)
Beazer Homes USA, Inc., 6.63%, 4/15/18	USD	640	$688,000
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		655	682,838
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		188	187,060
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		1,505	1,591,537
KB Home, 7.25%, 6/15/18		635	695,325
Libbey Glass, Inc., 6.88%, 5/15/20		145	154,788
RPG Byty Sro, 6.75%, 5/01/20	EUR	160	220,126
Spie BondCo 3 SCA, 11.00%, 8/15/19		244	376,306
Standard Pacific Corp., 8.38%, 1/15/21	USD	1,685	1,937,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		431	415,915

			7,723,031
Household Products — 0.2%
Ontex IV SA, 9.00%, 4/15/19	EUR	217	318,914
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20	USD	175	186,375
6.63%, 11/15/22		200	213,000

			718,289
Independent Power Producers & Energy Traders — 3.2%
Calpine Corp. (b):
7.50%, 2/15/21		109	118,810
6.00%, 1/15/22		145	148,988
5.88%, 1/15/24		315	313,425
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (b)		441	452,025
10.00%, 12/01/20		6,759	7,181,437
10.00%, 12/01/20 (b)		1,875	1,987,500
12.25%, 3/01/22 (b)		821	952,360
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		173	178,152
Series C, 9.68%, 7/02/26		709	730,270
Laredo Petroleum, Inc.:
9.50%, 2/15/19		1,210	1,349,150
7.38%, 5/01/22		360	389,700
NRG Energy, Inc., 7.63%, 1/15/18		1,297	1,478,580

			15,280,397
Insurance — 0.2%
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		215	230,050

6	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)	USD	184	$190,210
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		415	428,487
Standard Life PLC, 5.50%, 12/01/19 (d)	EUR	200	293,501

			1,142,248
Internet Software & Services — 0.1%
IAC/InterActiveCorp, 4.88%, 11/30/18 (b)	USD	359	366,629
IT Services — 1.8%
Ceridian Corp., 8.88%, 7/15/19 (b)		1,885	2,179,531
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		723	835,065
Epicor Software Corp., 8.63%, 5/01/19		720	783,000
First Data Corp. (b):
7.38%, 6/15/19		1,335	1,428,450
6.75%, 11/01/20		960	1,005,600
11.75%, 8/15/21		420	435,750
SunGard Data Systems, Inc., 6.63%, 11/01/19		1,640	1,711,750
WEX, Inc., 4.75%, 2/01/23 (b)		395	364,388

			8,743,534
Machinery — 0.0%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (b)		119	121,380
Media — 4.1%
Adria Bidco BV, 7.88%, 11/15/20	EUR	100	136,050
AMC Networks, Inc., 7.75%, 7/15/21	USD	605	680,625
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(b)(e)		415	321,625
Checkout Holding Corp., 10.72%, 11/15/15 (b)(g)		740	603,100
Clear Channel Communications, Inc., 9.00%, 3/01/21		950	959,500
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		712	751,160
6.50%, 11/15/22		2,755	2,848,005
DISH DBS Corp.:
4.25%, 4/01/18		960	976,800
5.88%, 7/15/22		1,265	1,280,812
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		219	232,688
Gannett Co., Inc. (b):
5.13%, 10/15/19		144	148,500
5.13%, 7/15/20		156	159,120
6.38%, 10/15/23		217	226,223
Corporate Bonds	Par (000)		Value
Media (concluded)
Gray Television, Inc., 7.50%, 10/01/20 (b)	USD	310	$326,275
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		1,160	1,267,300
5.50%, 8/01/23 (b)		737	705,677
Intelsat Luxembourg SA, 6.75%, 6/01/18 (b)		655	686,112
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		134	144,720
The McClatchy Co., 9.00%, 12/15/22		230	249,550
MDC Partners, Inc., 6.75%, 4/01/20 (b)		355	369,200
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		175	177,625
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		308	318,010
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18		658	715,575
ProQuest LLC /ProQuest Notes Co., 9.00%, 10/15/18 (b)		139	142,301
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		420	424,200
Sirius XM Holdings, Inc. (b):
5.88%, 10/01/20		250	257,812
5.75%, 8/01/21		306	309,825
4.63%, 5/15/23		225	200,813
Sterling Entertainment Corp., 10.00%, 12/15/19		850	850,000
Townsquare Radio LLC / Townsquare Radio, Inc., 9.00%, 4/01/19 (b)		569	611,675
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.50%, 3/15/19		1,040	1,131,000
5.50%, 1/15/23 (b)		830	809,250
Univision Communications, Inc., 6.75%, 9/15/22 (b)		206	226,600
Ziggo Finance BV, 6.13%, 11/15/17	EUR	50	70,147

			19,317,875
Metals & Mining — 2.5%
APERAM, 7.38%, 4/01/16 (b)	USD	150	154,875
ArcelorMittal:
9.50%, 2/15/15		1,345	1,466,050
4.25%, 8/05/15		521	539,235
5.00%, 2/25/17		243	257,884
6.13%, 6/01/18		357	387,791
Commercial Metals Co., 4.88%, 5/15/23		650	606,125

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	305	$433,602
FMG Resources August 2006 Property Ltd. (b):
7.00%, 11/01/15	USD	150	155,438
6.00%, 4/01/17		540	572,400
Global Brass & Copper, Inc., 9.50%, 6/01/19		485	541,987
Kaiser Aluminum Corp., 8.25%, 6/01/20		360	407,700
New Gold, Inc., 6.25%, 11/15/22 (b)		485	476,513
Novelis, Inc., 8.75%, 12/15/20		3,625	4,060,000
Perstorp Holding AB, 8.75%, 5/15/17 (b)		205	219,350
RathGibson, Inc., 11.25%, 2/15/14 (a)(e)		4,440	—
Steel Dynamics, Inc., 6.38%, 8/15/22		390	424,125
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)(i)		934	959,685

			11,662,760
Multiline Retail — 0.2%
Dufry Finance SCA, 5.50%, 10/15/20 (b)		443	456,290
The Neiman Marcus Group, Inc., 8.00%, 10/15/21 (b)		618	634,995

			1,091,285
Oil, Gas & Consumable Fuels — 5.9%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 5/15/23		330	323,400
Alpha Natural Resources, Inc., 6.25%, 6/01/21		151	129,483
Antero Resources Finance Corp., 5.38%, 11/01/21 (b)		560	565,600
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		184	192,740
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		114	120,555
Chaparral Energy, Inc., 7.63%, 11/15/22		215	232,738
Chesapeake Energy Corp.:
7.25%, 12/15/18		40	46,000
6.63%, 8/15/20		511	572,320
6.88%, 11/15/20		285	320,269
6.13%, 2/15/21		5	5,375
Concho Resources, Inc., 6.50%, 1/15/22		414	448,155
Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc.:
8.00%, 4/01/17	USD	55	$58,163
8.25%, 4/01/20		1,885	2,049,937
Crosstex Energy LP / Crosstex Energy Finance Corp., 8.88%, 2/15/18		370	390,350
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		275	279,125
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		1,300	1,391,000
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19		440	474,100
Halcon Resources Corp., 8.88%, 5/15/21		666	675,990
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (b)		734	796,390
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 3/01/20		150	157,125
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (b)		925	1,017,039
Kinder Morgan, Inc., 5.63%, 11/15/23 (b)		479	471,244
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		1,040	1,151,800
Linn Energy LLC/Linn Energy Finance Corp.:
8.63%, 4/15/20		1,171	1,252,970
7.75%, 2/01/21		290	300,875
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		251	257,902
Northern Oil and Gas, Inc., 8.00%, 6/01/20		445	466,137
Oasis Petroleum, Inc.:
7.25%, 2/01/19		270	290,925
6.50%, 11/01/21		290	313,200
6.88%, 3/15/22 (b)		346	371,950
Offshore Group Investment Ltd., 7.13%, 4/01/23		473	487,190
Pacific Drilling SA, 5.38%, 6/01/20 (b)		431	435,310
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		144	151,200
PDC Energy, Inc., 7.75%, 10/15/22		290	313,925
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		320	353,600

8	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
PetroBakken Energy, Ltd., 8.63%, 2/01/20 (b)	USD	266	$264,670
Petrobras Global Finance BV, 3.00%, 1/15/19		555	527,131
Range Resources Corp.:
6.75%, 8/01/20		571	619,535
5.75%, 6/01/21		155	165,269
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		108	112,860
Rosetta Resources, Inc., 5.63%, 5/01/21		275	276,031
Sabine Pass Liquefaction LLC (b):
5.63%, 2/01/21		1,697	1,675,787
5.63%, 4/15/23		540	511,650
Sabine Pass LNG LP:
7.50%, 11/30/16		2,905	3,282,650
6.50%, 11/01/20		525	543,375
SandRidge Energy, Inc.:
8.75%, 1/15/20		68	73,440
7.50%, 2/15/23		773	788,460
SESI LLC, 6.38%, 5/01/19		336	357,840
SM Energy Co.:
6.63%, 2/15/19		42	44,520
6.50%, 11/15/21		425	454,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (b)		458	478,610
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20		125	128,438
Whiting Petroleum Corp., 5.00%, 3/15/19		1,031	1,054,197

			28,223,295
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		527	567,843
NewPage Corp., 11.38%, 12/31/14 (a)(e)		2,103	—
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (b)		200	218,000

			785,843
Pharmaceuticals — 0.5%
Capsugel SA, 7.00%, 5/15/19 (b)(c)		112	113,960
Valeant Pharmaceuticals International (b):
6.75%, 8/15/18		643	708,104
6.38%, 10/15/20		435	458,381
5.63%, 12/01/21 (i)		372	373,860
Corporate Bonds	Par (000)		Value
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International (b) (concluded):
7.25%, 7/15/22	USD	660	$711,150

			2,365,455
Professional Services — 0.1%
Truven Health Analytics, Inc., 10.63%, 6/01/20		380	429,875
Real Estate Investment Trusts (REITs) — 0.4%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (b)		455	481,163
Felcor Lodging LP:
6.75%, 6/01/19		929	994,030
5.63%, 3/01/23		206	200,850
iStar Financial, Inc., 4.88%, 7/01/18		324	322,380

			1,998,423
Real Estate Management & Development — 1.2%
Realogy Corp. (b):
7.88%, 2/15/19		1,809	1,976,332
7.63%, 1/15/20		1,190	1,329,825
9.00%, 1/15/20		261	302,760
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (b)		546	547,365
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		1,495	1,651,975

			5,808,257
Road & Rail — 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.00%, 12/01/17 (b)(d)		126	125,685
The Hertz Corp.:
7.50%, 10/15/18		1,490	1,611,062
6.75%, 4/15/19		285	307,088
5.88%, 10/15/20		305	316,438
7.38%, 1/15/21		1,385	1,520,037
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		230	229,425

			4,109,735
Semiconductors & Semiconductor Equipment — 0.3%
GCS Holdco Finance I SA, 6.50%, 11/15/18	EUR	100	138,937
NXP BV/NXP Funding LLC (b):
3.75%, 6/01/18	USD	685	690,138
5.75%, 2/15/21		545	567,481

			1,396,556

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Software — 1.0%
Activision Blizzard, Inc. (b):
5.63%, 9/15/21	USD	338	$351,098
6.13%, 9/15/23		118	123,605
Healthcare Technology Intermediate, Inc., 7.38%, 9/01/18 (b)(c)		216	221,940
Infor US, Inc., 9.38%, 4/01/19		2,420	2,728,550
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		1,305	1,229,962

			4,655,155
Specialty Retail — 0.8%
Claire’s Stores, Inc. (b):
9.00%, 3/15/19		944	1,056,100
7.75%, 6/01/20		158	158,000
Magnolia BC SA, 9.00%, 8/01/20	EUR	120	170,394
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 8/01/18 (b)(c)	USD	450	465,750
Michaels Stores, Inc., 7.75%, 11/01/18		223	241,397
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 (b)(c)		155	158,683
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	100	172,016
Party City Holdings, Inc., 8.88%, 8/01/20	USD	422	468,420
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 8/15/19 (b)(c)		184	189,980
Sally Holdings LLC/Sally Capital, Inc., 6.88%, 11/15/19		650	719,062
Sonic Automotive, Inc., 5.00%, 5/15/23		96	89,280

			3,889,082
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22		265	289,512
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (b)		460	462,300
The William Carter Co., 5.25%, 8/15/21 (b)		249	253,358

			1,005,170
Trading Companies & Distributors — 0.2%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, Class A, 5.13%, 11/30/24 (b)		955	969,459
Corporate Bonds	Par (000)		Value
Transportation Infrastructure — 0.1%
Aguila 3 SA (b):
7.88%, 1/31/18	USD	353	$374,621
Series 144, 7.88%, 1/31/18		250	265,313

			639,934
Wireless Telecommunication Services — 3.3%
Digicel Group, Ltd., 8.25%, 9/30/20 (b)		995	1,039,775
Digicel Ltd., 6.00%, 4/15/21 (b)		816	787,440
Sprint Communications, Inc. (b):
9.00%, 11/15/18		4,260	5,154,600
7.00%, 3/01/20		2,111	2,348,487
Sprint Corp., 7.88%, 9/15/23 (b)		2,617	2,865,615
T-Mobile USA, Inc.:
6.63%, 4/28/21		1,355	1,419,362
6.13%, 1/15/22		155	157,906
6.73%, 4/28/22		1,305	1,360,463
6.50%, 1/15/24		285	288,563
Wind Acquisition Finance SA, 6.50%, 4/30/20 (b)		202	213,110

			15,635,321
Total Corporate Bonds — 59.7%			284,213,036

Floating Rate Loan Interests (d)
Aerospace & Defense — 0.9%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		925	933,447
Transdigm, Inc., Term Loan C, 3.75%, 2/28/20		471	473,441
TransUnion LLC, Term Loan, 4.25%, 2/10/19		2,741	2,756,451

			4,163,339
Airlines — 0.7%
Delta Air Lines, Inc., Term Loan B1, 4.00%, 10/18/18		1,838	1,845,302
Northwest Airlines, Inc., Term Loan:
2.24%, 3/10/17		378	348,704
1.62%, 9/10/18		495	436,838
US Airways Group, Inc., Term Loan B1, 4.25%, 5/23/19		850	852,550

			3,483,394
Auto Components — 2.6%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		658	666,579

10	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)	Par (000)	Value
Auto Components (concluded)
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/29/17	USD 1,350	$1,324,959
2nd Lien Term Loan, 10.50%, 1/29/18	1,800	1,674,000
Federal-Mogul Corp.:
Term Loan B, 2.10% — 2.11%, 12/29/14	2,464	2,431,886
Term Loan C, 2.10% — 2.11%, 12/28/15	2,283	2,253,477
FleetPride Corp., 1st Lien Term Loan, 5.25%, 11/19/19	645	632,222
The Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19	2,170	2,188,987
Schaeffler AG, Term Loan C, 4.25%, 1/27/17	225	226,220
Transtar Holding Co., 1st Lien Term Loan, 5.50%, 10/09/18	901	889,639

		12,287,969
Biotechnology — 0.2%
Grifols, Inc., Term Loan B, 4.25%, 6/01/17	1,015	1,019,662
Building Products — 1.0%
Armstrong World Industries, Inc., Term Loan B, 3.50%, 3/16/20	473	471,888
Continental Building Products LLC, 1st Lien Term Loan, 4.50%, 8/14/20	665	661,675
CPG International, Inc., Term Loan, 4.75%, 9/30/20	1,305	1,306,631
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20	520	522,044
Wilsonart International Holdings LLC:
Incremental Term Loan B2, 4.00%, 10/31/19	275	271,562
Term Loan B, 4.00%, 10/31/19	1,419	1,405,679

		4,639,479
Capital Markets — 0.3%
American Capital Holdings, Inc., Term Loan, 4.00%, 8/22/16	389	390,371
HarbourVest Partners LLC, Term Loan B, 4.75%, 11/21/17	560	561,594
KCG Holdings, Inc., Term Loan B, 5.75%, 12/05/17	498	499,670

		1,451,635
Floating Rate Loan Interests (d)	Par (000)	Value
Chemicals — 2.4%
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17	USD 378	$380,024
Axalta Coating Systems US Holdings Inc., Term Loan, 4.75%, 2/01/20	1,617	1,628,323
Chemtura Corp., Term Loan B, 3.50%, 8/27/16	984	988,112
Evergreen Acqco 1 LP, Term Loan, 5.50%, 7/09/19	795	796,656
General Chemical Corp., Term Loan, 5.00% — 5.75%, 10/06/15	579	580,724
INEOS US Finance LLC, 6 Year Term Loan, 4.00%, 5/04/18	726	727,127
MacDermid, Inc., 1st Lien Term Loan, 3.16%, 6/08/20	643	646,605
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	1,673	1,661,741
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20	695	706,078
Term Loan B2, 4.25%, 1/15/20	985	990,171
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18	577	580,797
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20	484	482,578
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.50%, 3/19/20	1,015	1,026,640
Univar, Inc., Term Loan B, 5.00%, 6/30/17	465	457,471

		11,653,047
Commercial Banks — 0.4%
Fly Funding II Sarl, Term Loan B, 4.50%, 8/09/18	100	100,563
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 3.27%, 11/30/20	400	401,500
2nd Lien Term Loan, 8.25%, 5/31/21	255	256,275
Santander Asset Management, Term Loan, 1.00%, 11/11/20	1,070	1,070,000

		1,828,338
Commercial Services & Supplies — 1.9%
ADS Waste Holdings, Inc., Term Loan B, 4.25%, 10/09/19	1,745	1,752,094
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18	412	412,920

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)	Par (000)	Value
Commercial Services & Supplies (concluded)
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16	USD 460	$460,974
Catalent Pharma Solutions, Inc., Term Loan, 6.50%, 12/29/17	415	419,669
KAR Auction Services, Inc., Term Loan B, 3.75%, 5/19/17	1,026	1,029,159
Learning Care Group (US) No. 2, Inc., Term Loan B, 6.00%, 5/08/19	204	204,548
Livingston International, Inc.:
1st Lien Term Loan, 5.00%, 4/18/19	569	567,864
2nd Lien Term Loan, 9.00%, 4/20/20	254	255,789
Protection One, Inc., Term Loan, 4.25%, 3/21/19	946	944,028
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19	1,705	1,706,074
West Corp., Term Loan B8, 3.75%, 6/30/18	1,234	1,238,022

		8,991,141
Communications Equipment — 2.6%
Alcatel-Lucent USA, Inc.:
Term Loan C, 5.75%, 1/30/19	2,700	2,721,548
Term Loan D, 6.25%, 1/30/19	EUR 868	1,180,034
Avaya, Inc.:
Extended Term Loan B3, 4.74%, 10/26/17	USD 1,404	1,343,775
Term Loan B5, 8.00%, 3/30/18	181	180,474
CommScope, Inc., Term Loan, 3.75% — 5.00%, 1/14/18	1,463	1,463,231
Riverbed Technology, Inc., Term Loan, 4.00%, 12/18/19	608	611,605
Telesat Canada, Term Loan A, 4.38%, 3/28/17	CAD 2,531	2,385,336
Zayo Group LLC, Term Loan B, 4.00%, 7/02/19	USD 2,367	2,365,729

		12,251,732
Construction & Engineering — 0.7%
BakerCorp International, Inc., Term Loan, 4.25%, 2/14/20	1,174	1,166,594
Centaur LLC:
1st Lien Term Loan, 5.25%, 2/20/19	1,035	1,045,148
2nd Lien Term Loan, 8.75%, 2/20/20	510	520,200
USIC Holdings, Inc., 1st Lien Term Loan, 4.75%, 7/10/20	479	480,596

		3,212,538
Floating Rate Loan Interests (d)	Par (000)	Value
Construction Materials — 1.1%
Filtration Group Corp.:
1st Lien Term Loan, 4.50%, 11/30/20	USD 400	$402,832
2nd Lien Term Loan, 8.25%, 11/30/21	435	442,069
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17	3,905	3,925,202
McJunkin Red Man Corp., Term Loan, 5.00%, 11/12/19	275	276,977

		5,047,080
Consumer Finance — 0.3%
Springleaf Financial Funding Co., Term Loan B2, 4.75%, 9/30/19	1,210	1,222,100
Containers & Packaging — 0.9%
Pact Group (USA), Inc., Term Loan B, 3.75%, 5/29/20	1,716	1,699,624
Polarpak, Inc., 1st Lien Canadian Borrower, 5.50%, 6/05/20	219	220,088
Sealed Air Corp., 2013 Term Loan, 4.00%, 10/03/18	594	594,357
Tekni-Plex, Inc., Term Loan B, 5.50% — 6.50%, 8/25/19	1,431	1,431,412
WNA Holdings, Inc.:
1st Lien US Borrower, 4.50% — 5.50%, 6/05/20	119	119,554
2nd Lien Term Loan, 8.50%, 12/07/20	345	347,588

		4,412,623
Distributors — 0.6%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20	2,165	2,162,294
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/21/19	422	419,703
VWR Funding, Inc., Extended Add on Term Loan, 4.16%, 4/03/17	496	497,491

		3,079,488
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00% — 5.25%, 1/30/20	1,022	1,026,753
Doncasters Finance US LLC, Term Loan, 5.50%, 4/09/20	396	398,728
Garda World Security Corp., Term Loan B, 4.00%, 11/06/20	748	751,539
ROC Finance LLC, Term Loan, 5.00%, 5/15/19	450	430,596

12	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)	Par (000)	Value
Diversified Consumer Services (concluded)
ServiceMaster Co., Term Loan, 4.25%, 1/31/17	USD 1,274	$1,253,610
Weight Watchers International, Inc., Term Loan B2, 3.75%, 4/02/20	1,393	1,194,819

		5,056,045
Diversified Financial Services — 1.2%
ION Trading Technologies Sarl:
1st Lien Term Loan, 4.50%, 5/22/20	728	731,364
2nd Lien Term Loan, 8.25%, 5/22/21	305	307,797
Kasima LLC, Term Loan B, 3.25%, 5/17/21	815	812,457
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/31/18	2,181	2,194,892
RPI Finance Trust, Term Loan B3, 3.50%, 11/09/18	317	318,477
WMG Acquisition Corp., Term Loan, 3.75%, 7/01/20	1,455	1,453,181

		5,818,168
Diversified Telecommunication Services — 2.6%
Consolidated Communications, Inc., Term Loan B3, 5.25%, 12/31/18	1,553	1,561,495
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19	2,005	2,008,105
Integra Telecom, Inc.:
1st Lien Term Loan, 5.25%, 2/22/19	836	843,899
2nd Lien Term Loan, 9.75%, 2/21/20	420	430,323
Level 3 Financing, Inc., 2020 Term Loan B, 4.00%, 1/15/20	4,475	4,502,969
Syniverse Holdings, Inc., Term Loan B, 4.00%, 4/23/19	805	809,732
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17	2,387	2,383,200

		12,539,723
Electric Utilities — 0.1%
Sandy Creek Energy Associates, L.P., Term Loan B, 5.00%, 11/06/20	410	411,119
Electrical Equipment — 0.4%
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.74%, 10/10/17	2,515	1,739,449
Floating Rate Loan Interests (d)	Par (000)	Value
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC, Term Loan, 3.50%, 4/29/20	USD 945	$940,524
Energy Equipment & Services — 0.4%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20	798	798,830
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20	658	662,049
Unifrax Corp., Term Loan, 4.25%, 11/28/18	397	397,576

		1,858,455
Food & Staples Retailing — 1.5%
Alliance Boots Holdings Ltd., Term Loan B1, 3.48%, 7/09/15	GBP 3,000	4,900,701
Rite Aid Corp.:
2nd Lien Term Loan, 5.75%, 8/21/20	USD 430	440,212
Term Loan 6, 4.00%, 2/21/20	403	405,780
Supervalu, Inc., Refinancing Term Loan B, 5.00%, 3/21/19	934	937,399
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/29/19	349	349,998

		7,034,090
Food Products — 2.2%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17	963	956,467
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20	475	475,000
Del Monte Foods Co., Term Loan:
1st Lien, 4.00%, 11/06/20	615	618,075
4.50%, 3/08/18	1,018	1,021,987
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18	1,100	1,104,884
GFA Brands, Inc., Term Loan B, 5.00%, 7/09/20	404	404,997
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19	1,481	1,475,733
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.25%, 4/29/20	305	304,533
Term Loan G, 3.25%, 4/29/20	1,294	1,291,560
Reddy Ice Corp.:
1st Lien Term Loan, 6.75% — 7.75%, 5/01/19	1,975	1,973,850
2nd Lien Term Loan, 10.75%, 11/01/19	995	977,588

		10,604,674

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)	Par (000)	Value
Gas Utilities — 0.1%
EFS Cogen Holdings I, Inc., Term Loan B, 1.00%, 12/01/20	USD 585	$585,000
Health Care Equipment & Supplies — 2.8%
Arysta LifeScience Corp.:
1st Lien Term Loan, 4.50%, 5/30/20	1,626	1,633,047
2nd Lien Term Loan, 8.25%, 11/30/20	700	711,375
Biomet, Inc., Term Loan B2, 3.67% — 3.75%, 7/25/17	1,466	1,477,088
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19	1,246	1,242,981
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20	49	48,932
DJO Finance LLC, Term Loan B3, 4.75%, 9/15/17	2,442	2,466,143
The Hologic, Inc., Term Loan B, 3.75%, 8/01/19	1,560	1,565,202
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18	1,489	1,494,173
Kinetic Concepts, Inc., Term Loan D1, 4.50%, 5/04/18	260	262,535
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18	746	697,101
Onex Carestream Finance LP:
1st Lien Term Loan, 5.00%, 6/07/19	751	758,410
2nd Lien Term Loan, 9.50%, 6/07/19	890	895,563

		13,252,550
Health Care Providers & Services — 2.9%
American Renal Holdings, Inc.:
1st Lien Term Loan, 4.50%, 9/22/19	1,070	1,066,951
2nd Lien Term Loan, 8.50%, 2/14/20	850	837,250
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18	506	504,910
CHG Buyer Corp., Term Loan, 4.25%, 11/19/19	705	707,505
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16	1,712	1,719,834
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16	1,945	1,954,239
Term Loan B2, 4.00%, 11/01/19	1,107	1,112,447
Envision Healthcare Corp., Term Loan, 5.75%, 5/25/18	553	554,055
Floating Rate Loan Interests (d)	Par (000)	Value
Health Care Providers & Services (concluded)
Fresenius SE & Co. KGaA, Incremental TL B, 2.25%, 6/30/19	EUR 440	$596,378
Genesis HealthCare Corp., Term Loan B, 10.00% — 10.75%, 10/02/17	USD 951	960,629
Ikaria Acquisition, Inc.:
1st Lien Term Loan, 7.25%, 7/03/18	509	512,377
2nd Lien Term Loan, 11.00%, 7/03/19	330	336,600
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16	621	613,430
Incremental Term Loan B3, 7.75%, 5/15/18	545	539,492
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.25%, 6/30/18	783	784,995
US Renal Care, Inc., Incremental 1st Lien Term Loan, 1.00%, 7/03/19	1,045	1,054,043

		13,855,135
Health Care Technology — 0.6%
IMS Health, Inc., Term Loan B1, 3.75%, 9/01/17	2,624	2,630,796
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19	374	373,961

		3,004,757
Hotels, Restaurants & Leisure — 7.6%
Bally Technologies, Inc., Term Loan B, 4.25%, 8/31/20	815	819,751
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20	1,350	1,363,500
Caesars Entertainment Resort Properties, LLC, Term Loan B, 7.00%, 10/12/20	12,660	12,430,601
Drumm Investors LLC, Term Loan, 5.00%, 5/04/18	1,003	977,369
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/28/20	590	604,013
Hilton Worldwide Finance, LLC, Term Loan B2, 4.00%, 10/26/20	6,581	6,599,491
Intrawest ULC, Term Loan, 5.50%, 11/26/20	670	670,837
Marina District Finance Co., Inc., Term Loan B, 1.00%, 8/15/18	980	981,225
MGM Resorts International, Term Loan B, 3.50%, 12/20/19	1,081	1,080,013

14	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)	Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
OSI Restaurant Partners LLC, Term Loan, 3.50%, 10/26/19	USD 655	$655,138
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20	943	945,880
Playa Resorts Holding BV, Term Loan B, 4.75%, 8/09/19	735	740,976
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19	425	424,205
Term Loan B, 5.25%, 2/19/19	581	583,881
Six Flags Theme Parks, Inc., Term Loan B, 4.00% — 5.25%, 12/20/18	386	387,779
Station Casinos, Inc., Term Loan B, 5.00%, 3/02/20	2,980	3,010,451
Travelport LLC:
2nd Lien Term Loan 1, 9.50%, 1/31/16	1,040	1,075,763
Refinancing Term Loan, 6.25%, 6/26/19	1,142	1,165,997
Twin River Management Group, Inc., Term Loan B, 5.25%, 11/10/18	1,030	1,040,256
Wendy’s International, Inc., Term Loan B, 3.25%, 5/15/19	749	748,633

		36,305,759
Household Products — 0.7%
Prestige Brands, Inc., Term Loan, 3.75% — 5.00%, 1/31/19	989	991,012
Spectrum Brands, Inc.:
Term Loan, 4.50% — 5.50%, 12/17/19	1,250	1,254,733
Term Loan A, 3.00%, 9/07/17	855	855,710
Term Loan C, 3.50%, 9/04/19	170	170,421

		3,271,876
Independent Power Producers & Energy Traders — 1.1%
AES Corp., Refinancing Term Loan B, 3.75%, 6/01/18	1,372	1,379,620
Calpine Construction Finance Co., L.P., Term Loan B1, 3.00%, 5/03/20	274	271,363
Calpine Corp., Term Loan B1, 4.00%, 4/02/18	750	754,567
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20	1,859	1,877,023
Star West Generation LLC, Term Loan B, 4.25%, 3/13/20	741	745,908

		5,028,481
Floating Rate Loan Interests (d)	Par (000)	Value
Industrial Conglomerates — 0.4%
Sequa Corp., Term Loan B, 5.25%, 12/19/17	USD 1,883	$1,858,053
Insurance — 1.3%
Alliant Holdings I, Inc., Term Loan B, 4.75%, 12/20/19	754	755,718
Asurion LLC, Term Loan B1, 4.50%, 5/24/19	1,082	1,081,078
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16	592	593,800
Term Loan B2, 3.75%, 9/28/18	927	928,163
Cooper Gay Swett & Crawford Ltd.:
1st Lien Term Loan, 5.00%, 4/16/20	768	757,752
2nd Lien Term Loan, 8.25%, 10/16/20	360	353,099
Cunningham Lindsey US, Inc., 1st Lien Term Loan, 5.00%, 12/10/19	655	653,412
Hub International Ltd., Term Loan B, 4.75%, 10/02/20	790	797,608
National Financial Partners Corp., Term Loan, 5.25%, 7/01/20	314	317,747

		6,238,377
Internet Software & Services — 0.7%
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18	1,679	1,677,181
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20	741	743,128
2nd Lien Term Loan, 9.25%, 9/13/20	289	292,168
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17	643	648,419

		3,360,896
IT Services — 2.2%
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19	382	382,112
Ceridian Corp., Term Loan B, 4.42%, 5/09/17	1,694	1,700,990
First Data Corp., 2018 Term Loan:
4.17%, 9/24/18	1,110	1,112,420
Extended B, 4.17%, 3/23/18	5,503	5,514,106
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19	485	485,719
InfoGroup, Inc., Term Loan, 8.00%, 5/26/18	606	491,026
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/20	137	137,721

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)	Par (000)	Value
IT Services (concluded)
SunGard Data Systems, Inc.:
Term Loan D, 4.50%, 1/31/20	USD 476	$478,930
Term Loan E, 4.00%, 3/09/20	308	310,763

		10,613,787
Leisure Equipment & Products — 0.1%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19	538	543,883
Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, 7.25%, 12/14/18	495	499,643
Machinery — 3.0%
Allegion PLC, Term Loan B, 3.00%, 9/30/20	750	750,233
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19	442	445,684
Refinancing Term Loan, 4.25%, 12/10/18	384	384,808
Dayco Products LLC, Term Loan B, 5.25%, 11/26/19	825	818,812
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/31/20	495	496,944
Term Loan B3, 4.25%, 8/30/20	151	151,153
Gardner Denver, Inc., Term Loan:
4.25%, 7/30/20	1,365	1,357,451
4.75%, 7/30/20	EUR 225	308,451
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/31/20	USD 1,441	1,441,387
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18	792	793,980
Mirror Bidco Corp., Term Loan, 5.25%, 12/27/19	1,012	1,016,987
Navistar International Corp., Term Loan B, 5.75%, 8/17/17	1,176	1,193,358
Pacific Industrial Services US Finco LLC:
1st Lien Term Loan, 5.00%, 10/02/18	910	919,673
2nd Lien Term Loan, 8.75%, 4/02/19	705	719,100
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20	854	853,617
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19	701	699,941
Terex Corp., Term Loan, 4.00%, 4/28/17	EUR 125	170,371
Floating Rate Loan Interests (d)	Par (000)	Value
Machinery (concluded)
Wabash National Corp., Term Loan B, 4.50%, 5/08/19	USD 1,657	$1,663,452

		14,185,402
Marine — 0.3%
HGIM Corp., Term Loan B, 5.50%, 6/18/20	1,665	1,671,244
Media — 6.5%
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20	1,245	1,247,726
Advanstar Communications, Inc., 2nd Lien Term Loan, 9.50%, 6/06/20	470	470,000
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18	1,005	1,002,200
Catalina Marketing Corp., Term Loan B, 5.25%, 10/12/20	1,035	1,043,797
Cengage Learning Acquisitions, Inc., Tranche 1 Incremental, 7.50%, 7/03/14	1,234	927,441
Charter Communications Operating LLC, Term Loan E, 3.00%, 7/01/20	482	474,720
Clear Channel Communications, Inc.:
Term Loan B, 3.81%, 1/29/16	256	246,667
Term Loan C, 3.81%, 1/29/16	148	141,370
Term Loan D, 6.91%, 1/30/19	3,252	3,064,900
Cumulus Media Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/17/18	1,362	1,368,899
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18	886	889,166
EW Scripps Co., Term Loan B, 1.00%, 11/14/20	460	461,150
Fender Musical Instruments Corp., 2019 Term Loan B, 5.75%, 4/03/19	187	189,306
Foxco Acquisition Sub LLC, Term Loan B, 5.50%, 7/14/17	1,183	1,184,839
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19	176	162,282
Gray Television, Inc., Term Loan B, 4.75%, 10/15/19	247	248,216
Hemisphere Media Group, Inc., Term Loan, 6.25%, 7/30/20	903	905,563
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B, 4.25%, 6/01/18	1,502	1,505,249
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19	874	881,052
Intelsat Jackson Holdings SA, Term Loan B2, 2.00%, 6/30/19	2,493	2,496,193

16	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)		Par (000)	Value
Media (concluded)
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20	USD	400	$400,500
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		410	410,205
Media General, Inc., Delayed Draw Term Loan B, 5.50%, 7/31/20		760	767,129
NEP/NCP Holdco, Inc.:
2nd Lien Term Loan, 9.50%, 7/22/20		246	251,705
Term Loan, 4.75%, 1/22/20		1,191	1,193,977
Nielsen Finance LLC, Term Loan E, 2.92%, 5/02/16		341	341,471
Rentpath, Inc., Term Loan B, 6.25%, 5/29/20		988	965,306
Salem Communications Corp., Term Loan B, 4.50%, 3/16/20		725	727,251
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		388	384,899
Springer Science & Business Media Deutschland GmbH, Term Loan B2, 5.00%, 8/14/20		1,015	1,017,751
Tribune Co., 2013 Term Loan, 1.00%, 11/12/20		1,185	1,179,442
TWCC Holding Corp., 2nd Lien Term Loan, 7.00%, 6/26/20		845	865,069
Univision Communications, Inc., Converted Extended Term Loan, 4.50%, 3/02/20		1,954	1,961,697
UPC Financing Partnership:
Term Loan AG, 3.88%, 3/31/21	EUR	396	540,937
Term Loan AH, 3.25%, 6/30/21	USD	255	254,283
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19		647	650,343

			30,822,701
Metals & Mining — 2.3%
Ameriforge Group, Inc.:
1st Lien Term Loan, 5.00%, 12/19/19		675	680,522
2nd Lien Term Loan, 8.75%, 12/18/20		335	341,700
API Heat Transfer, Inc., Term Loan, 5.25%, 5/03/19		691	687,203
Constellium Holdco BV, Term Loan B, 6.00%, 3/25/20		1,497	1,533,040
FMG Resources August 2006 Property Ltd., Term Loan, 4.25%, 6/30/19		2,314	2,334,367
Floating Rate Loan Interests (d)		Par (000)	Value
Metals & Mining (concluded)
Murray Energy Corp., Term Loan B, 4.75%, 5/24/19	USD	174	$174,945
Novelis, Inc., Term Loan, 3.75%, 3/10/17		2,169	2,178,022
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18		485	482,310
Walter Energy, Inc., Term Loan B, 6.75%, 4/02/18		1,219	1,192,952
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		1,104	1,130,486

			10,735,547
Multiline Retail — 2.1%
99 Cents Only Stores, Term Loan, 4.50%, 1/11/19		1,295	1,300,216
Apex Tool Group LLC, Term Loan B, 4.50%, 2/01/20		871	872,079
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.75%, 9/26/19		973	975,444
2nd Lien Term Loan, 4.75%, 3/26/20		720	733,500
HEMA Holding BV:
Extended 2nd Lien TL, 5.88%, 1/05/18	EUR	2,900	3,651,564
Extended Term Loan B, 4.50%, 12/06/17		346	472,467
Extended Term Loan C, 4.50%, 12/06/17		317	432,684
Hudson’s Bay Co.:
1st Lien Term Loan, 4.75%, 11/04/20	USD	840	850,214
2nd Lien Term Loan, 8.25%, 11/04/21		125	128,334
JC Penney Corp., Inc., 1st Lien Term Loan, 6.00%, 5/22/18		594	579,630

			9,996,132
Oil, Gas & Consumable Fuels — 3.7%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 1.00%, 11/20/20		1,579	1,585,103
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/02/17		1,920	1,958,400
Drillships Financing Holding, Inc., Term Loan B2, 5.50%, 7/15/16		1,506	1,523,803
EP Energy LLC, Term Loan B3, 3.50%, 5/24/18		793	793,532
Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, 9/30/18		475	477,893

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
GIM Channelview Cogeneration LLC, Term Loan B, 4.25%, 5/08/20	USD	484	$486,811
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,161	1,160,975
Offshore Group Investment Ltd.:
6.25%, 10/25/17		1,695	1,700,456
6.25%, 3/28/19		687	692,770
Pacific Drilling SA, Term Loan B, 4.50%, 6/04/18		1,012	1,020,694
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		650	666,250
Philadelphia Energy Solutions LLC, Term Loan B, 6.25%, 4/04/18		681	608,014
PowerTeam Services LLC:
1st Lien Term Loan, 4.25%, 5/06/20		359	354,500
2nd Lien Term Loan, 8.25%, 11/06/20		200	196,500
Delayed Draw Term Loan, 3.25% — 4.25%, 5/06/20		20	19,325
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20		511	511,992
Samson Investment Co., 2nd Lien Term Loan, 6.00%, 9/25/18		525	526,312
State Class Tankers II LLC, Term Loan B, 6.75%, 6/22/20		1,090	1,098,175
Tesoro Corp., Term Loan B, 2.41%, 5/30/16		980	980,075
Western Refining, Inc., Term Loan B, 4.25%, 11/12/20		1,210	1,219,837

			17,581,417
Paper & Forest Products — 0.2%
NewPage Corp., Exit Term Loan, 7.75%, 12/21/18		846	862,654
Pharmaceuticals — 2.6%
Akorn, Inc., Term Loan B, 1.00%, 8/27/20		750	752,347
Amneal Pharmaceuticals LLC, Term Loan, 7.00%, 11/01/19		585	585,000
Aptalis Pharma, Inc., Term Loan B, 6.00%, 9/18/20		2,111	2,130,951
Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.75%, 11/04/20		860	862,150
Par Pharmaceutical Cos., Inc., Refinancing Term Loan B, 4.25%, 9/30/19		3,039	3,052,275
Pharmaceutical Product Development LLC, Term Loan B, 4.25%, 12/05/18		2,020	2,031,448
Floating Rate Loan Interests (d)		Par (000)	Value
Pharmaceuticals (concluded)
Quintiles Transnational Corp., Term Loan B, 4.00%, 6/08/18	USD	756	$756,423
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		583	586,476
Series D2 Term Loan B, 3.75%, 2/13/19		1,114	1,121,392
Term Loan E, 4.50%, 8/05/20		650	657,128

			12,535,590
Professional Services — 1.1%
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		2,328	2,335,338
ON Assignment, Inc., Refinancing Term Loan B, 3.50%, 4/30/20		449	447,486
Sirva Worldwide, Inc., Term Loan, 7.50%, 3/27/19		766	779,558
TriNet Group, Inc., Term Loan B2, 5.00%, 8/14/20		585	585,000
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,047	1,049,846

			5,197,228
Real Estate Investment Trusts (REITs) — 0.5%iStar Financial, Inc., Term Loan, 4.50%, 10/16/17		2,077	2,085,956
Starwood Property Trust, Inc., Term Loan B, 1.00%, 4/17/20		455	453,012

			2,538,968
Real Estate Management & Development — 0.8%
CityCenter Holdings LLC, Term Loan B, 5.00%, 10/16/20		1,045	1,056,432
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16		346	349,221
Extended Term Loan, 4.50%, 3/05/20		2,451	2,475,106

			3,880,759
Road & Rail — 0.2%
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		804	807,693
Semiconductors & Semiconductor Equipment — 0.7%
Freescale Semiconductor, Inc.:
Term Loan B3, 4.75%, 12/01/16		284	285,081
Term Loan B4, 5.00%, 3/01/20		1,532	1,548,098

18	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)		Par (000)	Value
Semiconductors & Semiconductor Equipment (concluded)
Freescale Semiconductor, Inc. (concluded):
Term Loan B5, 5.00%, 1/15/21	USD	270	$272,794
NXP BV:
Term Loan C, 4.75%, 1/11/20		685	685,339
Term Loan D, 1.00%, 1/10/20		705	705,529

			3,496,841
Software — 3.1%
Blackboard, Inc., Term Loan B3, 4.75%, 10/04/18		270	272,171
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		1,010	1,015,050
Chromaflo Technologies Corp.:
1st Lien Term Loan, 1.00%, 11/30/19		475	475,000
2nd Lien Term Loan, 1.00%, 5/30/20		405	407,025
CompuCom Systems, Inc., Refinancing Term Loan B, 4.25%, 5/11/20		219	218,255
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		449	437,092
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 11/01/20		780	787,800
Term Loan B, 5.25% — 6.25%, 11/01/19		761	761,150
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		2,105	2,113,877
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		1,480	1,524,400
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		460	462,875
2nd Lien Term Loan, 8.50%, 10/11/21		1,250	1,265,625
RP Crown Parent LLC, 1st Lien Term Loan, 6.75%, 12/21/18		863	871,212
Sophia LP, Term Loan B, 4.50%, 7/19/18		1,117	1,124,659
SS&C Technologies, Inc.:
Term Loan B1, 3.25%, 6/08/19		1,186	1,188,135
Term Loan B2, 3.25%, 6/08/19		123	122,911
StoneRiver Holdings, Inc.:
1st Lien Term Loan, 4.50%, 11/30/19		477	475,594
2nd Lien Term Loan, 8.50%, 5/30/20		270	271,536
Floating Rate Loan Interests (d)		Par (000)	Value
Software (concluded)
Websence, Inc.:
2nd Lien Term Loan, 8.25%, 12/24/20	USD	605	$604,244
Term Loan B, 4.50%, 6/25/20		399	398,501

			14,797,112
Specialty Retail — 4.2%
Academy Ltd., Term Loan, 4.50%, 8/03/18		2,055	2,064,404
Atlantic Aviation FBO, Inc., Term Loan B, 3.25%, 6/01/20		489	488,316
Bass Pro Group LLC, Term Loan, 4.00%, 11/20/19		1,327	1,331,565
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/17		478	480,584
David’s Bridal, Inc., Term Loan B, 5.00%, 10/11/19		1,623	1,623,760
Equinox Holdings, Inc., Repriced Term Loan B, 5.50%, 1/31/20		801	804,980
Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		128	124,437
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.75%, 7/26/19		1,276	1,288,868
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/19/18		764	764,705
Leslie’s Poolmart, Inc., Term Loan B, 4.25%, 10/16/19		1,256	1,258,876
Michaels Stores, Inc., Term Loan, 3.75%, 1/28/20		1,243	1,246,621
The Neiman Marcus Group, Inc., Term Loan, 4.00%, 10/26/20		1,270	1,277,620
Party City Holdings, Inc., Refinancing Term Loan B, 4.25%, 7/29/19		2,699	2,705,601
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		1,775	1,781,596
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.00%, 4/23/20		368	370,328
SRAM LLC, Term Loan B, 4.00%, 4/10/20		413	411,222
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		1,466	1,458,818
Toys ‘R’ Us-Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		653	579,556
Term Loan B3, 5.25%, 5/25/18		94	83,194

			20,145,051

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.6%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18	USD	1,636	$1,554,903
Phillips-Van Heusen Corp., Term Loan B, 3.25%, 2/13/20		899	899,865
True Religion Apparel, Inc., 1st Lien Term Loan, 5.88%, 7/30/19		160	153,000

			2,607,768
Thrifts & Mortgage Finance — 0.3%
IG Investments Holdings LLC, 1st Lien Term Loan, 5.25%, 10/31/19		804	807,189
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18		682	689,386

			1,496,575
Trading Companies & Distributors — 0.0%
WESCO Distribution, Inc., Term Loan B, 4.50%, 12/12/19		226	226,266
Wireless Telecommunication Services — 0.4%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		624	626,406
Light Tower Fiber LLC, 1st Lien Term Loan, 4.50%, 4/13/20		1,127	1,127,649
Time Warner Telecom Holdings Inc., Term Loan B, 2.67%, 4/17/20		204	204,999

			1,959,054
Total Floating Rate Loan Interests — 79.5%			378,708,011

Non-Agency Mortgage-Backed Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust 2013-HLT, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)(i)		1,103	1,108,515

Other Interests (k)		Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A (a)		833	8

Other Interests		Beneficial Interest (000)	Value
Diversified Financial Services — 0.1%
J.G. Wentworth LLC Preferred Equity Interests (90-day lock), (Acquired 11/18/13, cost $896,177) (a)(l)	USD	13	$198,624
J.G. Wentworth LLC Preferred Equity Interests (135-day lock), (Acquired 11/18/13, cost $896,177) (a)(l)		13	198,625
J.G. Wentworth LLC Preferred Equity Interests (180-day lock), (Acquired 11/18/13, cost $896,177) (a)(l)		13	198,624

			595,873
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (a)		1,440	15
Household Durables — 0.7%
Stanley Martin, Class B Membership Units		2	3,123,000
Media — 0.0%
Adelphia Escrow (a)		7,500	75
Adelphia Preferred Escrow (a)		5	—
Adelphia Recovery Trust (a)		9,406	94,060
Adelphia Recovery Trust, Series ACC-6B INT (a)		500	15,000

			109,135
Total Other Interests — 0.8%			3,828,031

Warrants (m)		Shares
Chemicals — 0.1%
GEO Specialty Chemicals, Inc.(Expires 3/31/15)		385,026	323,422
Health Care Providers & Services — 0.0%
HealthSouth Corp., (Expires 1/16/14)		126,761	2
Media — 0.2%
Charter Communications Inc, (Issued/exercisable 11/30/09, 1 Share for 1 Warrant, Expires 11/30/14, Strike Price $51.28)		12,661	1,076,438

20	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Warrants (m)	Shares		Value
Software — 0.0%
HMH Holdings/EduMedia, (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		2,067	—
Total Warrants — 0.3%			$1,399,862
Total Long-Term Investments (Cost — $719,077,440) — 145.5%			692,877,881

Short-Term Securities	Beneficial Interest (000)
Bank of New York Cash Reserves, 0.01% (n)	USD	3,007	3,007,450

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (n)(o)	321,753	$321,753
Total Short-Term Securities (Cost — $3,329,203) — 0.7%		3,329,203
Total Investments (Cost — $722,406,643*) — 146.2%		696,207,084
Liabilities in Excess of Other Assets — (46.2)%		(219,874,736)

Net Assets — 100.0%		$476,332,348

* As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$719,475,304

Gross unrealized appreciation		$30,239,239
Gross unrealized depreciation		(53,507,459)

Net unrealized depreciation		$(23,268,220)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Convertible security.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
BNP Paribas Prime Brokerage, Inc.	$282,440	$10,970
Bank of America N.A.	$959,685	$25,685
Barclays Capital, Inc.	$173,865	$865
Goldman Sachs & Co.	$373,860	$1,860
J.P. Morgan Securities LLC	$1,308,792	$3,461

(j)	All or a portion of security has been pledged as collateral in connection with swaps.

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(l)	Restricted securities as to resale. As of report date the Trusts held 0.1% of their net assets, with a current value of $595,873 in these securities.

(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Represents the current yield as of report date.

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013	21

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

(o)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2013	Net Activity	Shares Held at November 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	157,333	164,420	321,753	$1,538

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	CAD	Canadian Dollar
	DIP	Debtor-In-Possession
	EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
	EUR	Euro
	GBP	British Pound
	USD	US Dollar

•	Foreign currency exchange contracts as of November 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	337,000	USD	458,540	Royal Bank of Canada	12/04/13	$(624)
USD	20,813,314	EUR	15,413,000	Barclays Bank PLC	1/22/14	(130,331)
USD	458,548	EUR	337,000	Royal Bank of Canada	1/22/14	623
USD	2,263,280	CAD	2,344,000	Barclays Bank PLC	1/23/14	60,096
USD	1,558,918	GBP	969,000	Bank of America N.A.	1/23/14	(26,073)
USD	8,725,203	GBP	5,406,000	Barclays Bank PLC	1/23/14	(117,381)
USD	246,209	GBP	154,000	Deutche Bank AG	1/23/14	(5,689)
USD	955,342	GBP	595,000	UBS AG	1/23/14	(17,898)
Total						$(237,277)

•	Over-the-counter credit default swaps – sold protection outstanding as of November 30, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	12/20/15	CCC-	$278	$(69,594)	$(35,382)	$(34,212)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	$123	(30,749)	(27,333)	(3,416)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	$442	(110,902)	(113,722)	2,820

22	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

•	Over-the-counter credit default swaps — sold protection outstanding (continued):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	$528	$(152,952)	$(108,846)	$(44,106)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	$118	(34,198)	(23,143)	(11,055)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	CCC-	$68	(19,763)	(12,629)	(7,134)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	$270	(78,285)	(42,779)	(35,506)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	$176	(51,001)	(38,079)	(12,922)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	$176	(51,001)	(38,079)	(12,922)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	$359	(118,175)	(82,029)	(36,146)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	$690	(227,354)	(152,836)	(74,518)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	CCC-	$296	(97,656)	(54,928)	(42,728)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	9/20/16	CCC-	$784	(290,205)	(164,503)	(125,702)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	$325	(140,277)	(83,583)	(56,694)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	$226	(97,609)	(61,856)	(35,753)

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013	23

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

•	Over-the-counter credit default swaps – sold protection outstanding (concluded):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	$423	$(192,337)	$(116,701)	$(75,636)
Total						$(1,762,058)	$(1,156,428)	$(605,630)

[1]	Using Standard & Poor’s rating of the issuer.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent consolidated financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$2,023,094	$3,021,590	$7,388,620	$12,433,304
Asset-Backed Securities	—	—	11,187,122	11,187,122
Corporate Bonds	—	274,145,594	10,067,442	284,213,036
Floating Rate Loan Interests	—	345,332,950	33,375,061	378,708,011
Non-Agency Mortgage-Backed Securities	—	1,108,515	—	1,108,515
Other Interests	—	94,060	3,733,971	3,828,031
Warrants	—	1,076,438	323,424	1,399,862
Short-Term Securities	3,329,203	—	—	3,329,203
Unfunded Loan Commitments	—	1,204	—	1,204
Liabilities:
Unfunded Loan Commitments	—	(207)	—	(207)

Total	$5,352,297	$624,780,144	$66,075,640	$696,208,081

24	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$2,820	—	$2,820
Foreign currency exchange contracts	—	60,719	—	60,719
Liabilities:
Credit contracts	—	(608,450)	—	(608,450)
Foreign currency exchange contracts	$(624)	(297,372)	—	(297,996)

Total	$(624)	$(842,283)	—	$(842,907)

[1]

Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$134,756	—	—	$134,756
Cash pledged as collateral for over-the-counter swaps	446,162	—	—	446,162
Foreign currency at value	1,962,714	—	—	1,962,714
Liabilities:
Loans payable	—	$(207,000,000)	—	(207,000,000)

Total	$2,543,632	$(207,000,000)	—	$(204,456,368)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening balance, as of February 28, 2013	$6,100,576	$19,075,856	$8,566,689	$37,135,002	$3,916,514	$24,836	$74,819,473
Transfers into Level 3[1]	1,439,063	477,500	—	4,032,130	15,000	—	5,963,693
Transfers out of Level 3[2]	—	—	(584,640)	(11,062,682)	—	—	(11,647,322)
Accrued discounts/premiums	—	49,070	141,140	46,395	—	—	236,605
Net realized gain (loss)	(21,143)	782,830	171	267,439	—	(15)	1,029,282
Net change in unrealized appreciation/depreciation[3]	(7,393)	(664,478)	1,947,946	(216,208)	256,014	298,603	1,614,484
Purchases	—	4,236,344	—	24,873,683	2,689,282	—	31,799,309
Sales	(122,483)	(12,770,000)	(3,864)	(21,700,698)	(3,142,839)	—	(37,739,884)

Closing balance, as of November 30, 2013	$7,388,620	$11,187,122	$10,067,442	$33,375,061	$3,733,971	$323,424	$66,075,640

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013	25

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

[1]

As of February 28, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $5,963,693 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of February 28, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $11,647,322 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2013 was $416,398.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments and derivative financial instruments as of November 30, 2013. The table does not include Level 3 investments and derivative financial instruments with values derived based upon unadjusted third party pricing information. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments and derivative financial instruments. The value of Level 3 investments and derivative financial instruments derived using third party pricing information is $45,909,380.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$4,597,708	Market Comparable Companies	Last 12 months EBITDA Multiple	6.50x
			Illiquidity Discount	17.50%
			Offshore Last 12 months EBITDA Multiple	8.50x
			Offshore Current Fiscal Year EBITDA Multiple	7.25x
			Onshore EBITDA Multiple	4.75x
			Onshore Current Fiscal Year EBITDA Multiple	4.50x
Corporate Bonds[2]	10,067,439	Market Comparable Companies	Last 12 months EBITDA Multiple	6.50x – 10.00x
			Illiquidity Discount	17.50%
Floating Rate Loan Interests	1,458,818	Market Comparable Yield Analysis	Yield	8.13%
Other Interests	3,123,000	Discounted Cash Flow	Perpetuity Growth Rate	3.50%
			Free Cash Flow	$2.10-$35.20[3]
			Weighted Cost of Capital	11.90%
	595,873	Discounted Vendor Price	Illiquidity Discount	5.00%
Warrants	323,422	Market Comparable Companies	Last 12 months EBITDA Multiple	6.50x
			Illiquidity Discount	17.50%

Total	$20,166,260

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Last 12 months EBITDA Multiple	Increase	Decrease
Illiquidity Discount	Decrease	Increase
Offshore Last 12 months EBITDA Multiple	Increase	Decrease
Offshore Current Fiscal Year EBITDA Multiple	Increase	Decrease
Onshore EBITDA Multiple	Increase	Decrease
Onshore Current Fiscal Year EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Perpetuity Growth Rate	Increase	Decrease
Free Cash Flow	Increase	Decrease
Weighted Cost of Capital	Decrease	Increase

[2]

For the period ended November 30, 2013, the valuation technique for certain investments classified as corporate bonds changed to a market approach. The investment was previously valued utilizing acquisition cost. Market information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

[3]	Amount is stated in millions.

26	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date:	January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date:	January 24, 2014